General Information	12 Months Ended
Dec. 31, 2019
General Information [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

Tiziana Life Sciences PLC is a public limited company incorporated in the United Kingdom under the Companies Act and quoted on the AIM market of the London Stock Exchange (AIM: TILS) and on the NASDAQ Capital Market (NDAQ: TLSA). The address of its registered office is given on page 1. The principal activities of the Company and its subsidiaries (the Group) are that of a clinical stage biotechnology company focused on targeted drugs to treat diseases in oncology and immunology.

These financial statements are presented in thousands of dollars ($'000) which is the presentational currency of the company. The functional currency is pounds sterling (£) indicative of the primary economic environment in which the Company operates.

The ultimate parent of the group is Planwise Group Limited, incorporated in the British Virgin Islands. Gabriele Cerrone is the ultimate beneficial owner of the entire issued share capital of Planwise Group Limited.